UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)(Zip code)

James W. Denney

1292 Gower Rd
Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Electric City Value Fund
	Schedule of Investments
	May 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 77.09%

Agricultural Services - 0.26%
6,375	Pet Drx Corp. *	$ 5,419

Aircraft Engines & Engine Parts - 1.56%
620	United Technologies Corp.	32,618

Beverages - 1.77%
750	Coca Cola Co.	36,870

Computer Programming Services - 0.93%
4,200	Bitstream, Inc.	19,488

Converted Paper & Paperboard Products - 2.41%
2,003	Bemis Co., Inc.	50,255

Electronic & Other Electrical Equipment - 1.99%
1,170	Emerson Electric Co.	37,545
300	General Electric Co.	4,044
		41,589
Fire, Marine & Casualty Insurance - 3.95%
900	Allstate Corp.	23,157
20	Berkshire Hathaway, Inc. Class-B *	59,440
		82,597

Investment Advise - 1.54%
1,100	Invesco Ltd. ADR	17,215
501	Value Line, Inc.	14,960
		32,175
Men's & Boys Furnishings, Work Clothing & Garments - 1.67%
1,500	Cintas Corp.	34,935

Metal Mining - 1.82%
700	Freeport McMoran Copper & Gold, Inc. *	38,101

Miscellaneous Business Credit Institutions - 0.74%
1,000	PHH Corp. *	15,400

Miscellaneous Fabricated Textile Products - 0.74%
14,200	Decorator Industries, Inc. *	15,478

Motor Vehicle Parts & Accessories - 2.08%
3,600	Superior Industries International, Inc	43,488

Natural Gas Transmission - 1.05%
450	National Grid PLC (United Kingdom) *	21,875

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.13%
1,000	PPG Industries, Inc.	44,470

Paperboard Mills - 0.91%
10,550	Mod Pac Corp. *	18,990

Perfumes, Cosmetics & Other Toilet Preparations - 1.61%
510	Colgate Palmlive Co.	33,635

Petroleum Refining - 0.92%
600	Marathon Oil Corp.	19,128

Pharamceutical Preparations - 1.64%
620	Johnson & Johnson	34,199

Plastics Material Synthetic Resins, and Nonvulcanizable Elastomers - 7.50%
2,000	Dow Chemical Co.	35,360
17,900	Landec Corp. *	121,362
		156,722
Real Estate - 3.69%
3,000	Tejon Ranch Co. *	77,070

Retail - Eating Places - 1.41%
500	McDonalds Corp.	29,495

Retail - Lumber and Other Building Materials Dealers - 2.77%
2,500	Home Depot, Inc.	57,900

Rubber & Plastics Footwear - 1.02%
375	Nike, Inc.	21,394

Services - Business Services, NEC - 4.78%
5,320	Onvia, Inc.	26,334
1,500,000	Stockhouse, Inc. *	73,500
		99,834
Services - Personal Services - 4.47%
3,200	Steiner Leisure Ltd. (Bahamas) *	93,280

Services - Prepackaged Software - 14.45%
6,500	Microsoft Corp.	135,785
11,000	Versant Corp. *	165,990
		301,775
State Commercial Banks - 0.86%
1,240	Wilmington Trust Corp.	17,868

Surgical & Medical Instruments & Apparatus - 1.91%
700	3M Co.	39,970

Watches, Clocks, Clockwork Operated Devices and Parts - 0.11%
300	Movado Group, Inc. *	2,274

Water Transportation - 0.71%
600	Alexander & Baldwin, Inc.	14,850

Wholesale Groceries & Related Products - 1.65%
1,440	Sysco Corp.	34,502

Wholesale Chemicals & Allied Products - 2.04%
875	Sigma Aldrich Corp.	42,403

TOTAL FOR COMMON STOCKS (Cost $2,007,141) - 77.09%		$ 1,610,047

EXCHANGE TRADED FUNDS - 0.11%
100	Rydex 2X S&P 500	2,257

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,359) - 0.11%		$ 2,257

WARRANTS - 0.01%
15,000	Pet Drx Corp. *	150

TOTAL FOR WARRANTS (Cost $17,550) - 0.01%		$ 150

SHORT TERM INVESTMENTS - 22.75%
475,059	Fidelity Money Market Portfolio Select Class 0.75% ** (Cost $475,059)	475,059

TOTAL INVESTMENTS (Cost $2,501,109) - 99.95%		$ 2,087,513

OTHER ASSETS LESS LIABILITIES - 0.05%		963

NET ASSETS - 100.00%		$ 2,088,476

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at May 31, 2009.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Electric City Value Fund
1. SECURITY TRANSACTIONS

At May 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,501,109 amounted to $413,596, which consisted of aggregate gross unrealized appreciation of $321,688 and aggregate gross unrealized depreciation of $735,284.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of May 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
=================================================================================================
Level 1 - Quoted prices		$ 2,087,513	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,087,513	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/ depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date July 30, 2009

* Print the name and title of each signing officer under his or her signature.